Himax Technologies, Inc. (the Parent Company only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Comprehensive Income Caption [Line Items]
Net income	$ 63,903	$ 55,924	$ 50,138
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(2)	(4)	(589)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(33)	(12)	59
Reclassification adjustment for realized losses (gains) included in net income	31	8	(648)
Foreign currency translation adjustments, not subject to income tax	(169)	161	50
Net unrecognized actuarial gain (loss), net of tax of $8, $(99) and $43 in 2012, 2013 and 2014, respectively	(281)	401	(233)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	66,694	61,201	51,293
Parent Company [Member]
Condensed Comprehensive Income Caption [Line Items]
Net income	66,598	61,476	51,596
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(2)	(4)	(589)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(33)	(12)	59
Reclassification adjustment for realized losses (gains) included in net income	31	8	(648)
Foreign currency translation adjustments, not subject to income tax	(170)	161	52
Net unrecognized actuarial gain (loss), net of tax of $8, $(99) and $43 in 2012, 2013 and 2014, respectively	268	(432)	234
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 66,694	$ 61,201	$ 51,293